Goodwill and Other Intangible Assets (Expected Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2015	$ 13,219
2016	13,119
2017	13,097
2018	9,643
2019	4,813
Thereafter	10,800
Intangible assets, net	64,691	79,383
Retailer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2015	4,012
2016	4,012
2017	4,012
2018	4,012
2019	4,012
Thereafter	10,035
Intangible assets, net	30,095	35,527
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
2015	6,800
2016	6,800
2017	6,800
2018	3,967
2019	0
Thereafter	0
Intangible assets, net	24,367	31,167
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2015	2,407
2016	2,307
2017	2,285
2018	1,664
2019	801
Thereafter	765
Intangible assets, net	$ 10,229	$ 12,689